Non-controlling Interest In Subsidiaries (Preferred shares of GBPC) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Number of shares issued and outstanding	58,000,000	58,000,000
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | GBPC
Noncontrolling Interest [Line Items]
Preferred Stock, Shares Authorized	10,000
Number of shares issued and outstanding	10,000	10,000
Outstanding as at December 31	$ 14	$ 14